Note 19. Income Taxes (Detail) - Gross Reserves For Uncertain Tax Positions Excluding Accrued Interest and Penalties: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Gross unrecognized tax benefits	$ 9,377	$ 7,842
Additions for tax positions from prior years	17,104	218
Reductions for tax positions from prior years	(3,513)	(1,177)
Additions for tax positions related to the current year	10,388	2,346
Currency translation adjustment	118	148
Gross unrecognized tax benefits	$ 33,474	$ 9,377